OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE (Details Narrative) - USD ($)				1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended
	Jun. 03, 2024	Oct. 04, 2023	Oct. 03, 2023	Jun. 24, 2024	Jan. 16, 2024	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023
Reserve Quantities [Line Items]
Total consideration						$ 750,000	$ 750,000
High Street Capital Partners [Member]
Reserve Quantities [Line Items]
Total consideration						3,000,000	3,000,000
Iron Flag Draw Down Promissory Note [Member]
Reserve Quantities [Line Items]
Aggregate amount		$ 4,000,000
Outstanding balance						2,152,859		$ 1,170,101
Accrued interest receivable						39,513		8,758
New Jersey Retail Promissory Note [Member]
Reserve Quantities [Line Items]
Outstanding balance						250,000	0	250,000
Accrued interest receivable						6,750		$ 1,667
Promissory note			$ 250,000
Accrued interest						5,083	0
ABCO Garden State, LLC [Member]
Reserve Quantities [Line Items]
Total consideration		1,257,142
Purchase price		$ 722,858
ABCO Promissory Note [Member]
Reserve Quantities [Line Items]
Aggregate amount			4,000,000
Outstanding balance			$ 797,640			2,152,859	3,888,889
Accrued interest receivable						326,213	30,755
NJ LLC [Member]
Reserve Quantities [Line Items]
Outstanding balance						0	1,150,000
Accrued interest receivable						0	66,250
Promissory note					$ 500,000
ABCO Bridge Note [Member]
Reserve Quantities [Line Items]
Outstanding balance						0	400,000
Accrued interest receivable						0	23,410
Promissory note	$ 400,000
ABCO Drawdown Promissory Note [Member]
Reserve Quantities [Line Items]
Outstanding balance						0	2,500,000
Accrued interest receivable						$ 0	$ 39,521
Promissory note				$ 500,000